Commitments and contingencies (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statements [Line Items]
Cost of operating leases recognized expense	$ 17,269	$ 4,972
Canada [Member]
Statements [Line Items]
Capital commitments	2,972
Peru [Member]
Statements [Line Items]
Capital commitments	38,784
Rosemont project in Arizona [Member]
Statements [Line Items]
Capital commitments	166,823
Rosemont project in Arizona [Member] | Amounts which cannot be terminated [Member]
Statements [Line Items]
Capital commitments	$ 83,180